FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Realized and Unrealized Losses Recorded to Income for Level 3 Measurements) (Details) $ in Millions	12 Months Ended
Dec. 31, 2018 CAD ($)
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Realized and Unrealized Losses Recorded to Income for Level 3 Measurements	$ (14.8)
Commodity Contract [Member] | Recorded to Revenue [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Realized and Unrealized Losses Recorded to Income for Level 3 Measurements	(11.1)
Commodity Contract [Member] | Recorded to Cost of Sales [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Realized and Unrealized Losses Recorded to Income for Level 3 Measurements	$ (3.7)